Related Party Transactions (Details) - USD ($)						9 Months Ended	12 Months Ended
	Feb. 18, 2026	Jan. 09, 2025	Nov. 17, 2023	Aug. 29, 2019	Dec. 31, 2017	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 06, 2025
Related Party Transactions [Line Items]
Consulting expenses							$ 60,794	$ 63,644
Accrued and unpaid services charge							6,835	15,000
Acquired cash payment							14,026
Preferred stock, value
Redemption aggregate cash amount							1,745,000
Carrying value equity method investment							1,069,000
Receivable from sale of equity method investment							748,000
Line of credit								450,000
Line of credit, interest rate				5.00%
Interest expense							320,282	325,486
Purchase price	$ 9,000,000		$ 7,000,000
Mortgage financing	$ 5,900,000
Exchange share (in Shares)		9,000
Recognized deemed contribution							$ 162,473
Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Equity interest rate							40.00%
Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage	100.00%		70.00%
Purchase price			$ 7,000,000
Advance from pending sale of noncontrolling interest							$ 3,158,078	3,108,106
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest	$ 3,158,078
Lab Service MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable							566,667
Carrying value of the extinguished							632,916
Carrying value equity method investment							13,377,916
Receivable from sale of equity method investment							11,029,221
Accrued liabilities and other payables							0	632,916
Mr. Lu [Member]
Related Party Transactions [Line Items]
Line of credit				$ 20,000,000
Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration							100,000	100,000
Related Party [Member]
Related Party Transactions [Line Items]
Interest expense								42,445
Advance from pending sale of noncontrolling interest							3,158,078	3,108,106
Avalon RT 9 [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage			30.00%
Purchase price			$ 3,000,000
Series B Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value								$ 11,000,000
Carrying value of the extinguished							$ 2,348,695
Preferred stock, shares issued (in Shares)							0	11,000
Series B Preferred Stock [Member] | Lab Service MSO [Member]
Related Party Transactions [Line Items]
Preferred stock, value							$ 11,000,000
Series A Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value		$ 9,000,000						$ 9,000,000
Preferred stock, shares issued (in Shares)							0	9,000
Series D Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value							$ 8,837,527		$ 1,000
Preferred stock, shares issued (in Shares)		5,000					5,000	0
Recognized deemed contribution						$ 162,473	$ 162,473
Beijing GenExosome [Member]
Related Party Transactions [Line Items]
Acquired cash payment					$ 450,000
Ownership percentage							40.00%